Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 27,752.14
Total Fee Amount	27,752.14
Total Transaction Valuation	200,956,850.75
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A